SCHEDULE OF RECONCILIATION OF EXPECTED INCOME TAX EXPENSES (RECOVERY) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Loss for the year	$ (818,228)	$ (1,708,132)	$ (1,173,966)
Expected income tax recovery (27%)	(221,000)	(461,000)	(317,000)
Change in statutory, foreign tax, foreign exchange rates and other	(2,000)	(24,000)	(3,000)
Permanent differences and other	91,000	134,000	35,000
Share issue cost	(5,000)	(5,000)	(5,000)
Adjustment to prior years provision versus statutory tax returns and expiry of non-capital losses			1,000
Change in unrecognized deductible temporary differences	137,000	356,000	289,000
Total income tax expense (recovery)